EXIT and DISPOSAL ACTIVITIES (Additional Information) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Impairment of Long-Lived Assets Held-for-use			$ 2,987,668
Maintenance expenses					$ 3,000,000
Property, Plant and Equipment, Net		$ 611,616,459	485,466,417
Prepaid land use rights [Member]
Restructuring Cost and Reserve [Line Items]
Property, Plant and Equipment, Net		1,700,000
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Relocation costs				$ 2,600,000
polysilicon assets [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of Long-Lived Assets Held-for-use		11,500,000
Property, Plant and Equipment, Net		11,500,000
Wafer Manufacturing operations [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of Long-Lived Assets Held-for-use		7,300,000
Carrying Value [Member]
Restructuring Cost and Reserve [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		78,293,526
Carrying Value [Member] | Significant Production Assets [Member]
Restructuring Cost and Reserve [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure				200,000		$ 144,700,000
Impairment of Long-Lived Assets Held-for-use	$ 1,600,000			200,000
Carrying value of assets relocated				$ 34,100,000
Relocation costs		$ 200,000
Property Plant And Equipment, Expected to be Relocated			$ 200,000